Income Taxes - Schedule of Tax Loss Carry Forwards (Details)	12 Months Ended
Jul. 31, 2020 CAD ($)
Statement Line Items [Line Items]
U.S. tax loss carry forwards	$ 14,951,440
2033 [Member]
Statement Line Items [Line Items]
U.S. tax loss carry forwards	1,240
2034 [Member]
Statement Line Items [Line Items]
U.S. tax loss carry forwards	631,660
2035 [Member]
Statement Line Items [Line Items]
U.S. tax loss carry forwards	1,134,120
2036 [Member]
Statement Line Items [Line Items]
U.S. tax loss carry forwards	2,546,090
Indefinite [Member]
Statement Line Items [Line Items]
U.S. tax loss carry forwards	$ 10,638,330